Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments:

As of December 31, 2015
	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$32,649	$(61,049)	$(28,400)
Currency	26,412	(863)	25,549
Energy	104,889	(74,035)	30,854
Indices	5,225	(23,774)	(18,549)
Interest rates	4,782	(21,653)	(16,871)
Metals	11,985	(9,213)	2,772
	$185,942	$(190,587)	$(4,645)

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
Trading gain (loss) for the following periods:

	Year ended December 31,
Type of Futures Contracts	2016	2015	2014
Agriculture	$140,538	$(177,298)	$(42,004)
Currency	(117,250)	(480,313)	790,640
Energy	(165,154)	687,431	126,535
Indices	(59,458)	(226,266)	(566,210)
Interest rates	297,195	16,128	188,370
Metals	(133,786)	15,436	21,168
	$(37,915)	$(164,882)	$518,499